Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Property Plant and Equipment

	12.31.2024
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2023	10.2	667.4	88.7	733.6	40.3	11.9	4.5	102.1	623.8	19.1	789.4	121.1	3,212.1
Additions	0.1	1.3	—	64.7	1.5	0.6	—	8.2	17.3	—	47.8	101.6	243.1
Disposals	(0.8)	—	—	(6.8)	(0.7)	(0.3)	—	(1.0)	(1.2)	—	(20.4)	—	(31.2)
Reclassifications*	—	17.1	4.0	66.0	0.5	—	16.9	0.5	6.3	—	36.4	(94.4)	53.3
Translation adjustments	—	(2.6)	(0.5)	(4.7)	(0.4)	(0.3)	—	(1.4)	—	—	(12.4)	(4.1)	(26.4)

At December 31, 2024	9.5	683.2	92.2	852.8	41.2	11.9	21.4	108.4	646.2	19.1	840.8	124.2	3,450.9

Accumulated depreciation
At December 31, 2023	—	(216.2)	(39.4)	(403.2)	(28.3)	(8.7)	(4.5)	(93.7)	(406.0)	(19.1)	(222.3)	—	(1,441.4)
Depreciation	—	(18.9)	(1.9)	(27.7)	(2.3)	(0.5)	(0.2)	(3.2)	(23.0)	—	(17.4)	—	(95.1)
Disposals	—	—	—	5.6	0.6	0.3	—	1.0	0.7	—	6.1	—	14.3
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	1.1	0.2	3.8	0.3	0.2	—	1.2	(0.1)	—	7.0	—	13.7

At December 31, 2024	—	(235.1)	(41.1)	(421.5)	(29.7)	(8.7)	(4.7)	(94.7)	(428.4)	(19.1)	(226.6)	—	(1,509.6)

Net
At December 31, 2023	10.2	451.2	49.3	330.4	12.0	3.2	—	8.4	217.8	—	567.1	121.1	1,770.7
At December 31, 2024	9.5	448.1	51.1	431.3	11.5	3.2	16.7	13.7	217.8	—	614.2	124.2	1,941.3

	12.31.2023
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2022	10.2	655.8	88.4	724.3	42.7	11.9	4.5	115.0	615.6	18.5	709.4	51.5	3,047.8
Additions	—	2.8	—	29.9	1.1	0.2	—	2.8	13.4	0.6	106.9	81.0	238.7
Disposals	—	(1.3)	(0.4)	(29.0)	(4.0)	(1.4)	—	(16.8)	(5.4)	—	(21.0)	—	(79.3)
Reclassifications*	—	9.2	0.4	5.8	0.3	1.1	—	0.4	0.2	—	(15.6)	(17.4)	(15.6)
Translation adjustments	—	0.9	0.3	2.6	0.2	0.1	—	0.7	—	—	9.7	6.0	20.5

At December 31, 2023	10.2	667.4	88.7	733.6	40.3	11.9	4.5	102.1	623.8	19.1	789.4	121.1	3,212.1

Accumulated depreciation
At December 31, 2022	—	(196.8)	(36.6)	(396.4)	(29.2)	(9.5)	(4.3)	(106.6)	(389.4)	(18.5)	(211.3)	—	(1,398.6)
Depreciation	—	(18.9)	(2.8)	(25.0)	(2.6)	(0.5)	(0.2)	(3.1)	(21.9)	(0.6)	(16.0)	—	(91.6)
Disposals	—	0.8	0.1	19.6	3.7	1.4	—	15.9	5.3	—	8.7	—	55.5
Reclassifications*	—	—	—	—	—	—	—	—	—	—	0.3	—	0.3
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	(0.2)	(0.1)	(1.4)	(0.2)	(0.1)	—	0.1	—	—	(4.0)	—	(5.9)

At December 31, 2023	—	(216.2)	(39.4)	(403.2)	(28.3)	(8.7)	(4.5)	(93.7)	(406.0)	(19.1)	(222.3)	—	(1,441.4)

Net
At December 31, 2022	10.2	459.0	51.8	327.9	13.5	2.4	0.2	8.4	226.2	—	498.1	51.5	1,649.2
At December 31, 2023	10.2	451.2	49.3	330.4	12.0	3.2	—	8.4	217.8	—	567.1	121.1	1,770.7

	12.31.2022
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2021	10.2	656.9	88.4	727.8	46.5	12.0	23.7	116.4	672.2	18.5	712.5	35.2	3,120.3
Additions	—	1.2	—	23.3	1.5	0.4	—	3.3	7.2	—	70.1	29.2	136.2
Disposals	—	(4.2)	—	(19.9)	(5.0)	(0.4)	(19.2)	(3.7)	(56.2)	—	(31.0)	—	(139.6)
Reclassifications*	—	3.6	0.5	(2.1)	(0.1)	0.1	—	(0.6)	(7.4)	—	(27.2)	(11.7)	(44.9)
Translation adjustments	—	(1.7)	(0.5)	(4.8)	(0.2)	(0.2)	—	(0.4)	(0.2)	—	(15.0)	(1.2)	(24.2)

At December 31, 2022	10.2	655.8	88.4	724.3	42.7	11.9	4.5	115.0	615.6	18.5	709.4	51.5	3,047.8

Accumulated depreciation
At December 31, 2021	—	(183.2)	(34.8)	(394.0)	(30.1)	(9.5)	(22.9)	(107.7)	(416.5)	(18.5)	(215.5)	—	(1,432.7)
Depreciation	—	(18.4)	(2.6)	(26.2)	(3.2)	(0.5)	(0.1)	(3.3)	(23.4)	—	(13.9)	—	(91.6)
Disposals	—	2.4	—	14.5	3.7	0.3	18.7	3.3	42.9	—	11.3	—	97.1
Reclassifications*	—	3.0	0.7	5.5	0.2	—	—	0.7	7.5	—	0.3	—	17.9
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	0.5	0.1	3.8	0.2	0.2	—	0.4	0.1	—	6.5	—	11.8

At December 31, 2022	—	(196.8)	(36.6)	(396.4)	(29.2)	(9.5)	(4.3)	(106.6)	(389.4)	(18.5)	(211.3)	—	(1,398.6)

Net
At December 31, 2021	10.2	473.7	53.6	333.8	16.4	2.5	0.8	8.7	255.7	—	497.0	35.2	1,687.6
At December 31, 2022	10.2	459.0	51.8	327.9	13.5	2.4	0.2	8.4	226.2	—	498.1	51.5	1,649.2

(*)	Non-cash transactions: reclassifications between property, plant and equipment and inventories.